As filed with the Securities and Exchange Commission on June 18, 2105

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Mario Alberto Gonzalez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2015

Date of reporting period:  April 30, 2015

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2015 (Unaudited)

MEXICO - 100.00%	Shares	Value

COMMON STOCKS - 95.89%
Airports - 6.81%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	850,896	$4,249,488
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	408,500	2,908,386
		7,157,874
Auto Parts and Equipment - 3.53%
Rassini, S.A.B de C.V. (a)	900,048	3,710,014

Beverages - 12.38%
Arca Continental, S.A.B. de C.V.	999,387	6,139,501
Coca-Cola Femsa, S.A.B. de C.V.	187,500	1,499,926
Fomento Economico Mexicano, S.A.B. de C.V.	591,550	5,362,585
		13,002,012
Building Materials - 1.12%
Cemex, S.A.B. de C.V. - Series CPO (a)	1,219,419	1,176,339

Cable and Satellite - 4.62%
Megacable Holdings, S.A.B. de C.V.	1,166,359	4,854,127

Construction and Infrastructure - 6.96%
Impulsora del Desarrollo y el Empleo en America Latina, S.A.B. de C.V. (a)	1,582,949	3,488,431
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	332,571	3,823,634
		7,312,065
Consumer Financing Services - 3.54%
Credito Real, S.A.B. de C.V.	1,501,872	3,715,033

Energy - 1.64%
Infraestructura Energetica Nova, S.A.B. de C.V.	296,439	1,725,073

Financial Groups - 10.10%
Banregio Grupo Financiero, S.A.B. de C.V.	422,893	2,425,116
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	1,111,948	6,340,321
Grupo Financiero Inbursa, S.A.B. de C.V. - Series O	773,728	1,847,325
		10,612,762
Food - 4.69%
Gruma, S.A.B. de C.V.	151,811	1,830,499
Grupo Bimbo, S.A.B. de C.V. (a)	774,450	2,079,738
Grupo Herdez, S.A.B. de C.V.	374,216	1,018,350
		4,928,587
Holding Companies - 7.89%
Alfa, S.A.B. de C.V. - Series A	2,181,440	4,429,139
Grupo Carso, S.A.B. de C.V.	937,824	3,865,728
		8,294,867
Hotels, Restaurants, and Recreation - 8.26%
Alsea, S.A.B. de C.V. - Series A (a)	1,178,700	3,539,480
Grupe, S.A.B. de C.V. (a)	1,980,127	4,388,236
Grupo Sports World, S.A.B. de C.V. (a)	677,480	747,604
		8,675,320
Insurance Services - 1.81%
Qualitias Controladora, S.A.B. de C.V. (a)	1,010,880	1,897,624

Mining - 3.99%
Grupo Mexico, S.A.B. de C.V. - Series B	1,357,904		4,191,783

Real Estate Services - 1.43%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	803,134		1,502,932

Retail - 8.50%
Corporativo Fragua, S.A.B. de C.V.	71,047		1,120,674
El Puerto de Liverpool, S.A.B. de C.V.	171,658		1,885,642
Grupo Sanborns, S.A.B. de C.V.	912,300		1,458,063
Wal-mart De Mexico, S.A.B de C.V.	1,890,361		4,465,303
			8,929,682
Telecommunication - 7.25%
America Movil, S.A.B. de C.V. - Series L	7,252,500		7,615,551

Water - 1.37%
Grupo Rotoplas, S.A.B. de C.V. (a)	791,062		1,443,732
TOTAL COMMON STOCKS (Cost $95,220,245)			100,745,377

CAPITAL DEVELOPMENT CERTIFICATES - 2.34%
Atlas Discovery Trust II (b)	300,000		2,453,045
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,190,759)			2,453,045

ASSET BACKED SECURITIES - 0.29%
Nafin (Infonavit - Banamex)
3.460%, 10/21/2041	11,034		300,973
TOTAL ASSET BACKED SECURITIES (Cost $322,018)			300,973

MORTGAGE BACKED SECURITIES - 1.31%
Nafin (Infonavit)
4.950%, 03/22/2039	58,600		1,375,744
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,541,815)			1,375,744
	Principal
SHORT-TERM INVESTMENTS - 0.17%	Amount
Mexican INAFIN
0.00% Coupon, 2.754% Effective Yield, 05/05/2015 (c)	2,800,000	*	182,451
TOTAL SHORT-TERM INVESTMENTS (Cost $183,263)			182,451
TOTAL MEXICO (Cost $94,458,100)			105,057,590

UNITED STATES - 0.09%	Shares
INVESTMENT COMPANIES - 0.09%
First American Treasury Obligation - Class A	99,193		99,193
TOTAL INVESTMENT COMPANIES (Cost $99,193)			99,193
TOTAL UNITED STATES (Cost $99,193)			99,193

Total Investments (Cost $99,557,293) - 100.09%			105,156,783
Liabilities in Excess of Other Assets - (0.09)%			(93,904)
TOTAL NET ASSETS - 100.00%			$105,062,879

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)
The Adviser has determined these securities to be illiquid.  The total value of illiquid securities at April 30, 2015 was $2,453,045, comprising 2.34% of net assets, while the remainder of the Fund's net assets 97.66% were liquid.

(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.

* Principal amount in Mexican Pesos.

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows:

Cost of investments**	$99,557,293
Gross unrealized appreciation	9,129,435
Gross unrealized depreciation	(3,529,945)
Net unrealized appreciation	$5,599,490

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant accounting policies are as follows:

Portfolio Valuation: Investments are stated at value. All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination of net asset value, or, if no sales price is available at that time, at the closing price last quoted for the securities. If there are no such closing prices, the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time.  Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices.  Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation
Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example,the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2015:

	Level 1*	Level 2*	Level 3	Total
Equity
Airports	$7,157,874	$-	$-	$7,157,874
Auto Parts and Equipment	3,710,014	-	-	3,710,014
Beverages	13,002,012	-	-	13,002,012
Building Materials	1,176,339	-	-	1,176,339
Capital Development Certificates	-	-	2,453,045	2,453,045
Cable and Satellite	4,854,127	-	-	4,854,127
Construction and Infrastructure	7,312,065	-	-	7,312,065
Consumer Financing Services	3,715,033	-	-	3,715,033
Energy	1,725,073	-	-	1,725,073
Financial Groups	10,612,762	-	-	10,612,762
Food	4,928,587	-	-	4,928,587
Holding Companies	8,294,867	-	-	8,294,867
Hotels, Restaurants, and Recreation	8,675,320	-	-	8,675,320
Insurance Services	1,897,624	-	-	1,897,624
Mining	4,191,783	-	-	4,191,783
Real Estate Services	1,502,932	-	-	1,502,932
Retail	8,929,682		-	8,929,682
Telecommunications	7,615,551	-	-	7,615,551
Water	1,443,732	-	-	1,443,732
Total Equity	$100,745,377	$-	$2,453,045	$103,198,422

Asset Backed Securities	$-	$300,973	$-	$300,973

Mortgage Backed Securities	$-	$1,375,744	$-	$1,375,744

Short-Term Investments	$99,193	$182,451	$-	$281,644
Total Investments in Securities	$100,844,570	$1,859,168	$2,453,045	$105,156,783

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended April 30, 2015.

*There were no transfers between levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Investments in Securities
Balance as of July 31, 2014				$2,631,578
Acquisition/Purchase				-
Sales				-
Realized gain				-
Change in unrealized appreciation (depreciation)				(178,533)
Balance as of April 30, 2015				$2,453,045

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2015:

		Fair Value April 30, 2015	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Capital Development Certificates		$2,453,045	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease

	1
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

	2
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
  Maria Eugenia Pichardo, President

Date     June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Maria Eugenia Pichardo
   Maria Eugenia Pichardo, President

Date     June 1, 2015

By (Signature and Title)*      /s/ Mario Alberto Gonzalez
   Mario Alberto Gonzalez, Chief Financial Officer

Date     June 1, 2015

* Print the name and title of each signing officer under his or her signature.